Related party transactions (Details Narrative)	4 Months Ended	12 Months Ended
	Apr. 24, 2024 $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Apr. 24, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Related Party Transaction [Line Items]
Number of options granted		1,885,000	2,550,000	2,675,000
Director and Officer [Member]
Related Party Transaction [Line Items]
Due to related parties | $		$ 79,852	$ 80,874
Director and Officer [Member] | Share-Based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Number of options granted		400,000
Shares issued, price per share | (per share)		$ 0.22				$ 0.30
Director and Officer [Member] | Share-Based Payment Arrangement, Option [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Number of options granted	1,056,250
Shares issued, price per share | (per share)	$ 0.14				$ 0.20
Director and Officer [Member] | Stock Option One [Member]
Related Party Transaction [Line Items]
Number of options granted			900,000	400,000
Shares issued, price per share | (per share)			$ 0.39	$ 0.39			$ 0.50	$ 0.50
Director and Officer [Member] | Stock Option Two [Member]
Related Party Transaction [Line Items]
Number of options granted				400,000
Shares issued, price per share | (per share)				$ 0.80				$ 1.02